Average Annual Total Returns{- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-11 - Fidelity Advisor® Capital Development Fund	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	2.60%	10.82%	10.04%	1.56%	9.05%	8.58%	2.27%	8.34%	7.95%	4.51%	10.75%	9.72%	6.72%	11.04%	9.62%	8.96%	12.28%	10.83%	18.40%	15.22%	13.88%